Summary Of Significant Accounting Policies - Major Customers (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Dalian Ocean Shipping Co. Ltd.
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	43.50%	44.70%
VL8 Pool Inc.
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	17.00%	15.10%
SK Shipping Company Limited
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	13.40%